Investment in Joint Venture (Details) - Schedule of breakdown - BRL (R$) R$ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Schedule Of Breakdown Abstract
As of beginning balance		R$ 789	R$ 769	R$ 320
Share of profit of associates		44	47
Dividends received			(11)
Dividends receivable			(16)
Equity accounting				27
Capital Increase				51	R$ 9
Equity on other comprehensive income				82
Discontinued operations (note 1.3)	R$ (4,051)			(480)	R$ (2,416)
Corporate restructuring (note 1.3)				769
As of ending balance	R$ 769	R$ 833	R$ 789	R$ 769